Investment Objectives and Goals	Mar. 31, 2026
ALPS Sector Dividend Dogs ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS Sector Dividend Dogs ETF (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (ticker symbol SDOGX) (the “Underlying Index”).

ALPS International Sector Dividend Dogs ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION ALPS International Sector Dividend Dogs ETF (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index (ticker symbol IDOGX) (the “Underlying Index”).

ALPS Emerging Sector Dividend Dogs ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION ALPS Emerging Sector Dividend Dogs ETF (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index (ticker symbol EDOGX) (the “Underlying Index”).

ALPS REIT Dividend Dogs ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION ALPS REIT Dividend Dogs ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of an index called the S-Network® REIT Dividend Dogs Index (ticker symbol RDOGX) (the “Underlying Index”).

Alps Equal Sector Weight ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS EQUAL SECTOR WEIGHT ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Equal Sector Weight Index (ticker symbol NYXLEW) (the “Underlying Index”).

ALERIAN MLP ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION Alerian MLP ETF (“AMLP” OR THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (ticker symbol AMZI) (the “Underlying Index”).

Alerian Energy Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION Alerian Energy Infrastructure ETF (“ENFR” OR THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (ticker symbol AMEI) (the “Underlying Index”).
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks to provide total return through income and capital appreciation.
RiverFront Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section RIVERFRONT STRATEGIC INCOME FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks total return, with an emphasis on income as the source of that total return.
ALPS Dynamic Core Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS DYNAMIC CORE INCOME ETF (formerly, RiverFront Dynamic Core Income ETF) (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks total return, with an emphasis on income as the source of that total return.
ALPS Dynamic US Dividend Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS Dynamic US Dividend Advantage ETF (formerly, RiverFront Dynamic US Dividend Advantage ETF) (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation and dividend income.
ALPS Active Equity Opportunity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS Active Equity Opportunity ETF (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Barron's 400 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section BARRON’S 400SM ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400SM Index (ticker symbol B400) (the “Underlying Index”).
ALPS Medical Breakthroughs ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS MEDICAL BREAKTHROUGHS ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the S-Network® Medical Breakthroughs Index (ticker symbol PMBI) (the “Underlying Index”).

ALPS DISRUPTIVE TECHNOLOGIES ETF
Prospectus [Line Items]
Risk/Return [Heading]	ALPS DISRUPTIVE TECHNOLOGIES ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Indxx Disruptive Technologies Index (ticker symbol IDTEC) (the “Underlying Index”).

ALPS Clean Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS Clean Energy ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the CIBC Atlas Clean Energy Index (ticker symbol NACEX) (the “Underlying Index”).

ALPS Active REIT ETF
Prospectus [Line Items]
Risk/Return [Heading]	ALPS ACTIVE REIT ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks total return through dividends and capital appreciation.
ALPS | Smith Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks above average total return from a combination of current income and capital appreciation.
Level Four Large Cap Growth Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	Level Four Large Cap Growth Active ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks maximum total return and above peer average risk-adjusted return.
ALPS | BBH Intermediate Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS | BBH INTERMEDIATE MUNICIPAL BOND ETF (FORMERLY, ALPS INTERMEDIATE MUNICIPAL BOND ETF) (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns.
ALPS | O'Shares U.S. Quality Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS | O’Shares U.S. Quality Dividend ETF (The “Fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index (the “Underlying Index”).
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index (the “Underlying Index”).
ALPS | O'Shares Global Internet Giants ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION ALPS | O’Shares Global Internet Giants ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “Underlying Index”).
ALPS | O'Shares International Developed Quality Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION ALPS | O’Shares International Developed Quality Dividend ETF (formerly, ALPS | O’Shares Europe Quality Dividend ETF) (the “fund”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to track the performance (before fees and expenses) of the O’Shares International Developed Quality Dividend Index (the “Underlying Index”).
ALPS Electrification Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Alps Electrification Infrastructure ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Ladenburg Thalmann Electrification Infrastructure Index (ticker symbol LTELFYX) (“Underlying Index”).